Liabilities for assets acquisitions and subsidiaries (Details) - BRL (R$) R$ in Thousands	1 Months Ended
	Mar. 31, 2018	Aug. 31, 2014	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Liabilities for assets acquisitions and subsidiaries			R$ 103,488	R$ 93,405
Liabilities for assets acquisitions and subsidiaries			107,738	93,782
Facepa (1)
Disclosure of detailed information about business combination [line items]
Liabilities for Assets Acquisitions through Business Combination			26,655	25,924
Asset Acquisition Consideration Transferred	R$ 307,876
Payments to Acquire Productive Assets	R$ 267,876
Vale Florestar Fundo de Investimento em Participações ("VFFIP") (2)
Disclosure of detailed information about business combination [line items]
Liabilities for Assets Acquisitions through Business Combination			184,571	161,263
Asset Acquisition Consideration Transferred		R$ 528,941
Payments to Acquire Productive Assets		R$ 44,998
Business combinations
Disclosure of detailed information about business combination [line items]
Liabilities for Assets Acquisitions through Business Combination			R$ 211,226	R$ 187,187